Risk Management and Report - Schedule of Book Value of Loans with Renegotiated Terms (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loans to Customers at amortized cost
Total renegotiated financial assets	$ 1,152,938	$ 1,019,014
Domestic banks [Member]
Loans and advances to banks
Loans and advances to banks
Foreign banks [Member]
Loans and advances to banks
Loans and advances to banks
Subtotal [Member]
Loans and advances to banks
Loans and advances to banks
Loans to Customers at amortized cost
Loans to Customers at amortized cost	1,152,938	1,019,014
Commercial loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	484,156	445,462
Residential mortgage loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	299,599	266,920
Consumer loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	$ 369,183	$ 306,632